Share-based option plan (Tables)	12 Months Ended
Dec. 31, 2022
Compensation plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of share options
The movement of the plans is as follows:

	Number of shares
Description	Option plan	RSU	Phantom Shares	Total

At December 31, 2020	6,108,210	1,653,005	4,857,041	12,618,256

Granted	—	300,000	580,000	880,000
Exercised	(2,035,286)	(495,093)	(140,253)	(2,670,632)
Canceled	(149,238)	(91,526)	(160,106)	(400,870)
At December 31, 2021	3,923,686	1,366,386	5,136,682	10,426,754

Granted	17,089,417	1,006,779	—	18,096,196
Exercised (a)	(1,943,398)	(479,098)	—	(2,422,496)
Canceled	—	(98,666)	(4,810,210)	(4,908,876)
At December 31, 2022	19,069,705	1,795,401	326,472	21,191,578
(a)    Includes 131,466 units for Withholding income tax purposes under the RSU plans.

Disclosure of range of exercise prices of outstanding share options

	December, 31
Description	2022	2021

Share price (in reais)	11.01	24.36
Weighted average price of the stock option (in reais)	11.84	11.79
Total obligation related to the phantom shares plan	844	49,828

	Years ended December, 31
Description	2022	2021	2020

Share-based payment (a)	(18,250)	17,180	51,752

(a)    Considers stock option plans, restricted stocks and phantom shares. The effect on the result referring to the phantom shares is based on the variation of the Company’s share value, which is updated at each reporting period, these plans do not have estimate of settlement within eight years and, therefore, does not represent a cash outflow.
    Due to the reduction of the share value in the year ended December 31, 2022, from R$24.36 to R$11.01 and the partial cancellations of the grants (note 28.3.3), there was a decrease in the estimate of remuneration of the phantom shares and consequently a reversal of the expense recognized in prior periods in the amount of approximately R$48 million.

Stock option plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of range of exercise prices of outstanding share options
Disclosure of number and weighted average exercise prices of other equity instruments
During the third quarter of 2022, the Company granted stock options under 4 programs, as shown below:

Date of grant	Option exercise price (in R$)	Everage fair value of the option on the grant (in R$)	Historical volatility	Expected dividend	Average risk-free rate of return	Exercise rate per tranche	Deadline remainder of vesting period (in years)	Purchasing period up to (years)	Total options granted	Total outstanding options	Total options available for exercise

December 11, 2009	3.42	1.93	47.7%	1.1%	8.8%	25.0%	0	4.0	5,032,800	182,870	182,870
March 24, 2011	6.44	4.16	54.8%	1.1%	12.0%	25.0%	0	4.0	1,572,000	84,000	84,000
April 05, 2011	6.44	4.16	54.8%	1.1%	12.0%	25.0%	0	4.0	656,000	7,500	7,500
June 30, 2014	19.15	11.01	40.6%	1.1%	12.5%	25.0%	0	4.0	2,169,122	740,013	740,013
July 01, 2015	14.51	10.82	40.6%	1.1%	15.7%	25.0%	0	4.0	627,810	199,864	199,864
July 1, 2016	14.50	10.14	43.1%	1.1%	12.2%	25.0%	0	4.0	820,250	299,796	299,796
July 06, 2017	22.57	12.82	43.4%	1.1%	10.3%	25.0%	0	4.0	680,467	471,745	471,745
March 14, 2017	11.85	4.82	50.6%	1.1%	11.3%	20.0%	0	5.0	9,343,510	—	—
August 8, 2022	11.07	8.10	70.0%	—%	13.0%	25.0%	3.6	4.0	1,774,418	1,774,418	—
August 8, 2022	11.07	6.40	68.8%	—%	13.2%	25.0%	2.6	4.0	1,509,499	1,509,499	373,250
August 19, 2022	11.07	7.39	67.2%	—%	13.6%	100.0%	0.6	1.0	4,900,000	4,900,000	—
August 19, 2022	11.07	11.54	74.6%	—%	12.7%	33.0%	4.6	5.0	8,900,000	8,900,000	—
									37,985,876	19,069,705	2,359,038

Restricted stock options plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments
During the third quarter of 2022, the Company granted stock options under 2 plans, as shown below:

Date of grant	Exercise rate per tranche	Fair value of share (in reais)	Remaining term of the vesting period (in years)	Purchasing period up to (years)	Total granted	Total not exercised

July 7, 2019	25.0%	51.65	0.5	4.0	170,000	33,043
June 19, 2020	25.0%	21.80	1.4	4.0	1,382,582	578,576
July 07, 2021	25.0%	42.67	2.5	4.0	300,000	194,803
July 7, 2022	25.0%	11.72	3.5	4.0	335,593	330,593
July 7, 2022	25.0%	11.72	3.5	4.0	671,186	658,386
					2,859,361	1,795,401

Phantom Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of number and weighted average exercise prices of other equity instruments
The Board of Director´s Meetings and Extraordinary General Meeting held on August 8 and 19 and September 9, 2022, respectively, approved the cancellation of up to 5,022,850 virtual stock options under the Company´s Second Virtual Stock Option Plans.

Date of grant	Option exercise price (in reais)	Price on the grant date (in reais)	Current share price (in reais)	Average fair value of option at the reporting date (in reais)	Historical volatility	Expected dividend	Average risk-free rate of return	Exercise rate	Remaining term of the vesting period (in years)	Term limit to exercise after dressing	Purchasing period up to (years)	Total granted	Total outstanding

August 07, 2018	20.43	40.41	11.01	1.37	69.8%	0%	13.5%	25.0%	0.0	4 years	4.0	707,400	83,646
July 07, 2019	42.09	25.34	11.01	0.23	69.8%	0%	13.5%	25.0%	0.5	4 years	4.0	405,000	13,277
April 30, 2020	10.35	17.40	11.01	3.82	69.8%	0%	13.5%	33.3%	0.3	4 years	3.0	3,250,000	173,743
April 30, 2020	10.35	17.40	11.01	4.39	65.9%	0%	13.4%	25.0%	1.3	4 years	4.0	1,600,000	50,088
August 17, 2021	33.99	33.99	11.01	1.88	72.1%	0%	13.3%	25.0%	2.6	4 years	4.0	580,000	5,718
												6,542,400	326,472